27. CAPITAL AND RESERVES (Details 3) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982	747,005,982
Dividend 1
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982
Payment per share	$ 3.50	$ 3.50
Total dividend paid	$ 2,614,521	$ 2,614,521
Month of payment	Mar-18	Mar-17
Dividend 2
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982
Payment per share	$ 13.50	$ 16.80
Total dividend paid	$ 10,084,581	$ 12,549,700
Month of payment	May-18	May-17
Dividend 3
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982
Payment per share	$ 3.50	$ 3.50
Total dividend paid	$ 2,614,521	$ 2,614,521
Month of payment	Sep-18	Sep-17
Dividend 4
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982
Payment per share	$ 3.50	$ 3.50
Total dividend paid	$ 2,614,521	$ 2,614,521
Month of payment	Dec-18	Dec-17